Average Annual Total Returns - Class A C Inst Serv Inv R6 Shares - Goldman Sachs Technology Opportunities Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares Inception Date	Class A Shares Return After Taxes on Distributions 1 Year	Class A Shares Return After Taxes on Distributions 5 Years	Class A Shares Return After Taxes on Distributions 10 Years	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years		Class C Shares Inception Date	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Inception Date	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Inception Date	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Inception Date	Class R6 Shares 1 Year		Class R6 Shares 5 Years		Class R6 Shares 10 Years		Class R6 Shares Inception Date	NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses) 1 Year	NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses) 5 Years	NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses) 10 Years
Total	37.39%	23.17%	16.26%	Oct. 01, 1999	34.36%	19.79%	14.18%	23.86%	17.94%	13.03%	43.12%	23.66%	16.06%	[1]	Oct. 01, 1999	45.71%	25.01%	17.37%	Oct. 01, 1999	44.99%	24.40%	16.79%	Oct. 01, 1999	45.70%	24.88%	17.21%	Sep. 30, 2010	45.73%	[2]	25.02%	[2]	17.37%	[2]	Dec. 29, 2017	44.77%	22.10%	18.44%

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.